OTHER CURRENT LIABILITIES - Summary of Revenue Recognized in Relation to Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 2,058	$ 3,606
Advance from customers
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	2,017	3,585
Custodial service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	30	9
Transportation service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 11	$ 12